Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) (10-K) - USD ($)	Mar. 31, 2019	Mar. 31, 2018
Income Tax Disclosure [Abstract]
Deferred tax assets, NOL carryover	$ 2,363,900	$ 1,146,200
Deferred tax assets, Amortization	209,100	335,600
Deferred tax assets, Contingent Liability	49,100	45,000
Deferred tax assets, Related party accruals	1,500
Deferred tax liabilities, Depreciation	(1,200)	(2,900)
Deferred tax liabilities. Valuation allowance	(2,622,400)	(1,523,900)
Total long-term deferred income tax assets